Tax Matters - Summary of Detailed Information About Components of Income Tax Expense Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Major components of tax expense (income) [abstract]
Current tax expense	$ 89.6	$ 197.2
Deferred income tax (benefit) expense	(12.0)	101.7
Income Tax Expense Continuing Operations	77.6	298.9
Tax effect of net unrealized loss on cash flow hedges	7.8	7.8
Income tax relating to components of other comprehensive income	$ (7.8)	$ 7.8